Form N-CSR Cover	12 Months Ended
Nov. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Natixis Funds Trust II
Entity Central Index Key	0000052136
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025